Intangible assets and property, plant and equipment - PPE (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item
Property, plant and equipment
Property, plant and equipment, net	€ 23,719	€ 23,774
Thereof pledged assets of Property, Plant and Equipment	€ 12,261	€ 13,069
Number of pledged 3D printers | item	5	7
Self constructed 3D printers	€ 1,896	€ 516
Property
Property, plant and equipment
Property, plant and equipment, net	18,048	18,698
Production equipment
Property, plant and equipment
Property, plant and equipment, net	4,329	3,982
Other PPE
Property, plant and equipment
Property, plant and equipment, net	894	1,039
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 448	€ 55